UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09229 and 811-10171

Name of Fund: BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC, 55 East 52nd Street,
New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

BlackRock Senior Floating Rate Fund II, Inc.
Schedule of Investments May 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)
Mutual Fund	Value
Master Senior Floating Rate LLC	$ 149,818,833
Total Investments (Cost - $159,053,298) - 100.4%	149,818,833
Liabilities in Excess of Other Assets - (0.4)%	(552,917)
Net Assets - 100.0%	$ 149,265,916

BlackRock Senior Floating Rate Fund II, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Senior Floating Rate LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. As of May 31, 2010, the value of the investment and the percentage owned by the Fund of the
Master LLC was $149,818,833 and 33.2%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master LLC.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its semi-annual report.

As of May 31, 2010 the Fund's investment in the Master LLC was classified as Level 2.

Schedule of Investments May 31, 2010 (Unaudited)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

Common Stocks (a) Shares Value
Chemicals — 0.0%
GEO Specialty Chemicals,
Inc.		39,151	$ 15,030
Wellman Holdings, Inc.		5,206	260
15,290
Commercial Services & Supplies — 0.0%
SIRVA 1,817 18,170
Paper & Forest Products — 0.6%
Ainsworth Lumber Co. Ltd.		327,338	1,144,627
Ainsworth Lumber Co. Ltd. (b)		376,109	1,315,166
2,459,793
Total Common Stocks – 0.6% 2,493,253
		Par
Corporate Bonds (000)
Auto Components — 0.7%
Icahn Enterprises LP (b):
7.75%, 1/15/16	USD	1,125	1,057,500
8.00%, 1/15/18		2,250	2,115,000
3,172,500
Chemicals — 1.7%
GEO Specialty Chemicals, Inc. (b):
7.50%, 3/31/15 (c)(d)		2,555	1,660,565
10.00%, 3/31/15 (f)		2,515	1,634,464
LBI Escrow Corp., 8.00%,
11/01/17 (b)		1,550	1,577,125
Wellman Holdings, Inc., Subordinate
Note (c):
(Second Lien), 10.00%,
1/29/19 (b)		2,000	1,740,000
(Third Lien), 5.00%,
1/29/19 (d)		2,323	905,851
7,518,005
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc., 7.63%,
8/15/16		1,600	1,640,000
The Geo Group, Inc., 7.75%,
10/15/17 (b)		1,050	1,046,063
2,686,063
Containers & Packaging — 0.6%
Berry Plastics Corp.:
8.25%, 11/15/15		1,700	1,670,250
9.50%, 5/15/18 (b)		1,300	1,163,500
			2,833,750

		Par
Corporate Bonds (000) Value
Diversified Financial Services — 1.0%
FCE Bank Plc:
7.88%, 2/15/11	GBP	100 $	145,700
7.13%, 1/16/12	EUR	1,300	1,587,311
7.13%, 1/15/13		200	241,748
GMAC, Inc.:
6.75%, 12/01/14	USD	800	657,191
8.30%, 2/12/15 (b)		2,100	2,107,875
4,739,825
Diversified Telecommunication Services — 1.1%
ITC Deltacom, Inc., 10.50%,
4/01/16 (b)		1,250	1,200,000
New Communications Holdings,
Inc., 7.88%, 4/15/15 (b)		2,600	2,580,500
Qwest Communications
International, Inc., 8.00%,
10/01/15 (b)		1,200	1,203,000
4,983,500
Energy Equipment & Services — 0.4%
Expro Finance Luxembourg SCA,
8.50%, 12/15/16 (b) 1,750 1,697,500
Food Products — 0.6%
Smithfield Foods, Inc., 10.00%,
7/15/14 (b) 2,390 2,558,794
Health Care Providers & Services — 0.5%
American Renal Holdings, 8.38%,
5/15/18 (b)		485	471,663
HCA, Inc., 7.25%, 9/15/20		1,695	1,690,762
2,162,425
Hotels, Restaurants & Leisure — 0.2%
MGM Mirage, 11.13%,
11/15/17 (b) 1,030 1,114,975
Household Durables — 0.6%
Beazer Homes USA, Inc., 12.00%,
10/15/17 2,300 2,553,000
IT Services — 0.3%
SunGard Data Systems, Inc.,
4.88%, 1/15/14 1,429 1,332,543
Independent Power Producers & Energy Traders — 1.6%
Calpine Construction Finance Co.
LP, 8.00%, 6/01/16 (b)		3,270	3,302,700
Energy Future Holdings Corp.,
10.00%, 1/15/20 (b)		1,400	1,393,000
NRG Energy, Inc., 7.25%, 2/01/14		2,800	2,765,000
7,460,700

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar	GBP	British Pound
EUR	Euro	MSCI	Morgan Stanley Capital International
FKA	Formerly Known As	USD	US Dollar

MASTER SENIOR FLOATING RATE LLC

MAY 31, 2010

Schedule of Investments (continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds (000) Value
Media — 1.5%
Clear Channel Worldwide Holdings,
Inc. (b):
Series A, 9.25%, 12/15/17	USD	735	$ 744,187
Series B, 9.25%, 12/15/17		2,540	2,584,450
DISH DBS Corp., 6.63%,
10/01/14		950	935,750
UPC Germany GmbH, 8.13%,
12/01/17 (b)		2,750	2,695,000
6,959,387
Oil, Gas & Consumable Fuels — 0.1%
Coffeyville Resources LLC, 9.00%,
4/01/15 (b) 540 534,600
Paper & Forest Products — 1.1%
NewPage Corp., 11.38%,
12/31/14 5,225 4,885,375
Textiles, Apparel & Luxury Goods — 0.4%
Phillips-Van Heusen Corp., 7.38%,
5/15/20 1,645 1,653,225
Wireless Telecommunication Services — 1.1%
Cricket Communications, Inc.,
7.75%, 5/15/16		2,825	2,867,375
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13		1,525	1,460,187
Sprint Capital Corp., 8.38%,
3/15/12		675	695,250
5,022,812
Total Corporate Bonds – 14.1% 63,868,979
Floating Rate Loan Interests (e)
Aerospace & Defense — 1.1%
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Facility
Deposit, 2.10%, 3/26/14		177	145,228
Term Loan, 2.34%, 3/26/14		2,924	2,402,200
TASC, Inc.:
Tranche A Term Loan, 5.50%,
12/18/14		829	827,368
Tranche B Term Loan, 5.75%,
12/18/15		1,646	1,645,875
5,020,671
Airlines — 0.3%
Delta Air Lines, Inc., Credit-Linked
Deposit Loan, 0.20% - 2.32%,
4/30/12 1,455 1,389,525
Auto Components — 1.7%
Affinion Group Holdings, Inc., Term
Loan B, 5.00%, 4/08/16		2,750	2,629,688
Allison Transmission, Inc., Term
Loan, 3.01% - 3.10%, 8/07/14		4,754	4,310,744

		Par
Floating Rate Loan Interests (e) (000) Value
Auto Components (concluded)
Exide Technologies, Term Loan,
3.69%, 5/15/12	EUR	573	$ 640,126
7,580,558
Automobiles — 1.3%
Ford Motor Co.:
Tranche B-1 Term Loan,
3.31% - 3.34%, 12/15/13	USD	4,856	4,521,425
Tranche B-2 Term Loan,
3.26%, 12/15/13		1,266	1,173,553
5,694,978
Beverages — 0.7%
SW Acquisitions Co., Inc., Term
Loan, 5.75%, 6/01/16 3,293 3,282,522
Building Products — 1.9%
Building Materials Corp. of
America, Term Loan Advance,
3.13%, 2/22/14		933	900,455
Goodman Global, Inc., Term Loan,
6.25%, 2/13/14		5,678	5,672,055
Momentive Performance Materials
(Blitz 06-103 GmbH):
Tranche B-1 Term Loan,
2.63%, 12/04/13		964	893,357
Tranche B-2 Term Loan,
2.68%, 12/04/13	EUR	962	1,032,840
8,498,707
Capital Markets — 0.3%
Marsico Parent Co., LLC, Term
Loan, 5.31% - 5.38%, 12/15/14 USD		763	502,240
Nuveen Investments, Inc., Term
Loan, 3.32% - 3.33%, 11/13/14		1,268	1,074,151
1,576,391
Chemicals — 6.0%
Brenntag Holding GmbH & Co. KG:
Acquisition Facility 1,
4.07% - 4.14%, 1/20/14		76	74,893
Facility B2, 4.07% - 4.09%,
1/20/14		1,551	1,535,173
CF Industries Holdings, Inc., Bridge
Loan, 4.50%, 3/17/15		4,440	4,435,249
Chemtura Corp., Debtor in
Possession Return of Capital
Term Loan, 6.00%, 1/26/11		2,800	2,805,250
Edwards (Cayman Islands II) Ltd.,
Term Loan (First Lien), 2.35%,
5/31/14		729	657,653
Gentek Holding, LLC, Tranche B
Term Loan, 7.00%, 10/29/14		1,297	1,295,940
Huish Detergents, Inc., Loan
(Second Lien), 2.11%,
10/26/14		750	728,125
Lyondell Chemical Co., Exit Term
Loan, 5.50%, 3/24/16		1,300	1,298,608

2 MASTER SENIOR FLOATING RATE LLC

MAY 31, 2010

Schedule of Investments (continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (e) (000) Value
Chemicals (concluded)
Matrix Acquisition Corp. (FKA
MacDermid, Inc.), Tranche C
Term Loan, 2.65%, 12/15/13 EUR		1,004	$ 1,108,513
Nalco Co., Term Loan, 6.50%,
5/13/16	USD	3,598	3,594,816
PQ Corp., (FKA Niagra Acquisition,
Inc.), Term Loan (First Lien),
3.59% - 3.61%, 7/30/14		3,733	3,392,268
Rockwood Specialties Group, Inc.,
Term Loan H, 6.00%, 5/15/14		2,681	2,675,696
Solutia, Inc., Term Loan, 4.75%,
3/01/17		3,500	3,494,165
27,096,349
Commercial Services & Supplies — 3.8%
ARAMARK Corp.:
Letter of Credit, 2.23%,
1/26/14		48	46,240
Line of Credit, 3.60%,
7/26/16		87	84,549
Term Loan B, 3.54%, 7/26/16		1,143	1,106,575
US Term Loan, 2.17%,
1/26/14		737	703,108
Adesa, Inc. (KAR Holdings, Inc.),
Initial Term Loan, 3.11%,
10/21/13		611	579,617
Advanced Disposal Services, Inc.,
Term Loan B, 6.00%, 1/14/15		1,297	1,291,887
Alliance Laundry Systems LLC,
Term Loan, 2.79% - 2.84%,
1/27/12		499	484,249
Casella Waste Systems, Inc.,
Term Loan B, 7.00%, 4/09/14		1,415	1,411,150
International Lease Finance Corp.:
Term Loan 1, 6.75%, 2/23/15		2,825	2,758,612
Term Loan 2, 7.00%, 3/05/16		1,100	1,070,300
Johnson Diversey, Inc., Tranche B
Dollar, 5.50%, 11/24/15		1,596	1,596,000
SIRVA Worldwide, Inc., Loan
(Second Lien), 12.00%,
5/12/15		464	115,991
Synagro Technologies, Inc., Term
Loan (First Lien), 2.34% - 2.36%,
4/02/14		2,695	2,422,314
West Corp., Incremental Term
Loan B-3, 7.25%, 10/24/13		3,376	3,372,643
17,043,235
Communications Equipment — 0.4%
Safenet, Inc., Loan (Second Lien),
6.34%, 4/12/15		1,250	1,170,313
Sorenson Communications, Term
Loan C, 6.00%, 10/27/14		690	672,750
			1,843,063

	Par
Floating Rate Loan Interests (e) (000) Value
Construction & Engineering — 0.8%
Safway Services, LLC, First Out
Term Loan, 9.00%, 12/14/17 USD	1,500	$ 1,500,000
Welding Services, Term Loan B,
5.50%, 3/23/16	2,000	1,995,834
3,495,834
Consumer Finance — 2.9%
American General Finance Corp.,
Term Loan, 7.25%, 4/16/16	6,175	5,977,400
Chrysler Financial Corp., Term
Loan (Second Lien), 6.84%,
8/02/13	7,065	6,972,901
12,950,301
Containers & Packaging — 1.4%
Anchor Glass Container Corp.,
Term Loan B, 6.00%, 2/18/16	1,681	1,663,530
BWAY Corp.:
Term Loan, 5.50%, 5/21/17	1,371	1,364,021
Term Loan Canada, 5.50%,
5/20/17	129	128,228
Berry Plastics Holding Corp.,
Term Loan C, 2.26%, 4/03/15	1,951	1,747,199
Graham Packaging Co., LP, Term
Loan C, 6.75%, 4/05/14	712	712,813
Smurfit-Stone Container Canada, Inc.:
Tranche C, 2.57%, 11/01/11	135	134,673
Tranche C-1 Term Loan,
2.57%, 11/01/11	41	40,718
Smurfit-Stone Container Enterprises,
Inc.:
Deposit Funded Facility,
4.50%, 11/01/10	63	62,470
Tranche B, 2.57%, 11/01/11	72	71,093
Smurfit-Stone Container, Revolving
Credit:
2.82% - 5.00%, 11/12/09	104	103,227
2.82% - 4.50%, 11/01/09	313	310,490
6,338,462
Diversified Consumer Services — 2.2%
Coinmach Service Corp., Term
Loan, 3.47%, 11/14/14	3,920	3,407,776
Laureate Education, Series A New
Term Loan, 7.00%, 8/15/14	6,420	6,341,355
9,749,131
Diversified Financial Services — 2.5%
CIT Group, Inc., Tranche 2A Term
Loan, 9.50%, 1/20/12	1,577	1,610,061
MSCI, Inc., Term Loan B, 4.75%,
6/30/16	3,600	3,586,500

MASTER SENIOR FLOATING RATE LLC

MAY 31, 2010

Schedule of Investments (continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (e) (000) Value
Diversified Financial Services (concluded)
Reynolds Group Holdings, Inc.:
Term Loan (First Lien), 5.75%,
5/05/16	USD	2,300	$ 2,282,750
US Term Loan, 6.25%,
5/05/16		3,971	3,908,373
11,387,684
Diversified Telecommunication Services — 2.3%
Hawaiian Telcom Communications,
Inc., Tranche C Term Loan,
4.75%, 5/30/14		1,926	1,357,612
Integra Telecom Holdings, Inc.,
Term Loan, 9.25%, 4/12/15		1,600	1,591,328
Level 3 Communications,
Incremental Term Loan, 2.55%,
3/13/14		4,500	4,045,181
US Telepacific Corp., Term Loan
(Second Lien), 9.25%, 7/25/15		875	873,359
Wind Finance SL SA, Euro Facility
(Second Lien), 7.65%,
12/17/14	EUR	2,000	2,432,814
10,300,294
Electrical Equipment — 0.6%
Baldor Electric Co., Term Loan,
5.25%, 1/31/14 USD 2,561 2,547,884
Electronic Equipment, Instruments & Components — 1.6%
CDW Computer Centers, Inc., Term
Loan B, 3.30%, 10/10/14		3,380	2,974,400
Flextronics International Ltd.:
A Closing Date Loan, 2.54% -
2.55%, 10/01/14		311	288,490
Term Loan B, 2.54%,
10/01/12		1,610	1,539,843
L-1 Identity Solutions Operating
Co., Term Loan, 6.75%,
8/05/13		2,265	2,253,202
7,055,935
Energy Equipment & Services — 0.4%
MEG Energy Corp., Term Loan D,
6.00%, 4/03/16 1,925 1,896,738
Food & Staples Retailing — 3.5%
AB Acquisitions UK Topco 2 Ltd.
(FKA Alliance Boots), Facility B1,
3.56%, 7/09/15	GBP	2,800	3,643,041
Bolthouse Farms, Inc.,
Term Loan B, 5.50%, 2/04/16	USD	1,900	1,891,095
DSW Holdings, Inc., Term Loan:
4.34%, 3/02/12		400	384,000
2.59%, 10/29/12		1,371	1,316,491
Pierre Foods, Term Loan B,
7.00%, 2/17/16		1,901	1,910,442
Pilot Travel Centers, Term Loan B,
5.25%, 11/18/15		3,500	3,494,376

		Par
Floating Rate Loan Interests (e) (000) Value
Food & Staples Retailing (concluded)
Rite Aid Corp., Tranche 4 Term
Loan, 9.50%, 6/10/15	USD	3,164	$ 3,208,386
15,847,831
Food Products — 2.5%
Dole Food Co., Inc.:
Credit-Linked Deposit, 8.07%,
4/12/13		442	441,464
Term Loan B, 5.00% - 5.50%,
2/10/17		1,257	1,255,702
Term Loan C, 5.00% - 5.50%,
2/10/17		3,123	3,118,851
Pilgrim's Pride Corp., Term Loan A,
5.29%, 12/01/12		2,085	2,064,150
Pinnacle Foods Finance LLC,
Tranche C Term Loan, 7.50%,
4/02/14		4,400	4,349,127
11,229,294
Health Care Equipment & Supplies — 1.2%
Biomet, Inc., Dollar Term Loan,
3.28% - 3.35%, 3/25/15		1,201	1,167,987
DJO Finance LLC (FKA ReAble
Therapeutics Finance LLC), Term
Loan, 3.35%, 5/20/14		2,143	2,060,465
Fresenius AG, Term Loan C1,
4.50%, 9/01/14		2,300	2,295,209
5,523,661
Health Care Providers & Services — 4.2%
Ardent Health Services, Inc., Term
Loan, 6.50%, 8/10/15		2,100	2,052,750
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan,
2.79%, 7/25/14		295	276,206
Funded Term Loan, 2.60% -
2.79%, 7/25/14		5,769	5,393,726
DaVita, Inc., Tranche B-1 Term
Loan, 1.79% - 1.85%, 10/05/12		600	585,334
HCA, Inc.:
Tranche A-1 Term Loan,
1.79%, 11/16/12		5,695	5,387,740
Tranche B-1 Term Loan,
2.54%, 11/18/13		250	236,250
Renal Advantage Holdings, Inc.,
Term Loan, 6.00%, 5/25/16		1,900	1,890,500
Vanguard Health Holding Co. II,
LLC (Vanguard Health Systems,
Inc.), Initial Term Loan, 5.00%,
1/29/16		3,400	3,354,100
19,176,606
Health Care Technology — 1.0%
IMS Healthcare, Term Loan B,
5.25%, 2/16/16		4,357	4,318,026

4 MASTER SENIOR FLOATING RATE LLC

MAY 31, 2010

Schedule of Investments (continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (e) (000) Value
Hotels, Restaurants & Leisure — 3.6%
Blackstone UTP Capital LLC, Term
Loan B, 5.50% - 6.00%,
10/23/14	USD	1,850	$ 1,841,120
CCM Merger, Inc. (Motor City
Casino), Term Loan B, 8.50%,
7/13/12		1,673	1,638,715
Green Valley Ranch Gaming, LLC,
Loan (Second Lien), 8.00%,
8/16/14 (a)(f)		1,750	102,812
Harrah's Operating Co., Inc.:
Term Loan B-2, 3.32%,
1/28/15		656	547,128
Term Loan B-3, 3.29% -
3.32%, 1/28/15		3,123	2,602,211
Term Loan B-4, 9.50%,
10/31/16		2,993	2,994,577
Six Flags Theme Parks, Inc., Exit
Term Loan, 6.00%, 4/19/16		3,150	3,129,166
VML US Finance LLC (FKA Venetian
Macau), Term B:
Delayed Draw Project Loan,
4.80%, 5/25/12		850	818,805
Funded Project Loan, 4.80%,
5/27/13		2,823	2,722,370
16,396,904
Household Durables — 0.1%
American Achievement Corp.,
Tranche B Term Loan, 6.25% -
6.50%, 3/25/11 466 438,254
IT Services — 3.0%
Audio Visual Services Group, Inc.,
Tranche B Term Loan (First
Lien), 2.55%, 2/28/14		1,340	998,072
Ceridian Corp., US Term Loan,
3.35%, 11/09/14		2,194	2,011,368
First Data Corp.:
Initial Tranche B-2 Term Loan,
3.03% - 3.04%, 9/24/14		6,785	5,706,329
Initial Tranche B-3 Term Loan,
3.03% - 3.04%, 9/24/14		2,175	1,830,928
SunGard Data Systems, Inc. (Solar
Capital Corp.), Incremental Term
Loan, 6.75%, 2/28/14		2,975	2,953,766
13,500,463
Independent Power Producers & Energy Traders — 1.2%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility,
4.11%, 4/02/13		1,897	1,804,258
Tranche B Term Loan, 4.11%,
4/02/13		152	144,871

		Par
Floating Rate Loan Interests (e) (000) Value
Independent Power Producers & Energy Traders (concluded)
Texas Competitive Electric Holdings Co.,
LLC (TXU):
Initial Tranche B-2 Term Loan,
3.79% - 4.07%, 10/10/14	USD	3,104	$ 2,384,755
Initial Tranche B-3 Term Loan,
3.79% - 3.80%, 10/10/14		1,123	858,015
5,191,899
Industrial Conglomerates — 1.7%
Sequa Corp., Term Loan, 3.48% -
3.55%, 12/03/14 8,633 7,885,350
Insurance — 0.3%
Alliant Holdings I, Inc., Term Loan,
3.29%, 8/21/14 1,700 1,555,581
Internet Software & Services — 0.0%
Channel Master Holdings, Inc. (a)(f)(g):
Revolving Credit, 8.31%,
11/15/04		128	--
Term Loan, 9.00%, 11/15/04		1,014	--
--
Leisure Equipment & Products — 0.2%
Fender Musical Instruments Corp.:
Delayed Draw Loan, 2.61%,
6/09/14		160	140,288
Initial Loan, 2.55%, 6/09/14		316	277,719
True Temper Sports, Debtor in
Possession Term Loan, 8.00%,
10/14/13		343	334,552
752,559
Machinery — 1.4%
Accuride Corp., Term Loan, 9.75%,
1/31/12		2,290	2,278,074
Bucyrus International, Term
Loan C, 4.50%, 1/26/16		1,850	1,839,209
Oshkosh Truck Corp., Term Loan B,
6.26%, 12/06/13		2,039	2,036,192
6,153,475
Marine — 0.2%
Horizon Lines, Inc.:
Return of Capital, 3.51% -
3.57%, 8/08/12		681	582,043
Term Loan A, 3.55%, 8/08/12		484	435,134
1,017,177
Media — 14.1%
Cengage Learning Acquisitions,
Inc. (Thomson Learning),
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14		7,481	7,518,264
Cequel Communications, LLC,
Term Loan, 2.29%, 11/05/13		425	405,040

MASTER SENIOR FLOATING RATE LLC

MAY 31, 2010

Schedule of Investments (continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (e) (000) Value
Media (continued)
Charter Communications Operating,
LLC:
New Term Loan, 2.30%,
3/06/14	USD	951	$ 879,168
Term Loan B1, 2.30%,
3/25/14		1,250	1,249,805
Term Loan C, 3.55%, 9/06/16		7,878	7,333,719
FoxCo Acquisition Subordinate,
LLC, Term Loan, 7.50%,
7/14/15		1,300	1,266,776
HMH Publishing Co., Ltd.,
Tranche A Term Loan, 5.53%,
6/12/14		3,250	2,975,782
Hanley-Wood, LLC (FSC
Acquisition), Term Loan, 2.63% -
2.75%, 3/10/14		2,210	1,215,735
Harland Clarke Holdings Corp.
(FKA Clarke American Corp.),
Tranche B Term Loan, 2.79% -
2.85%, 6/30/14		2,266	1,976,285
Intelsat Corp. (FKA PanAmSat Corp.):
Tranche B-2-A Term Loan,
2.79%, 1/03/14		573	546,182
Tranche B-2-B Term Loan,
2.79%, 1/03/14		573	545,858
Tranche B-2-C Term Loan,
2.79%, 1/03/14		573	545,858
Intelsat Subsidiary Holding Co.
Ltd., Tranche B Term Loan,
2.79%, 1/03/14		206	197,806
Lamar Media Corp., Term Loan B,
4.25%, 12/30/16		225	224,578
Local TV Finance, LLC, Term Loan,
2.30%, 5/07/13		686	616,293
MCNA Cable Holdings LLC
(OneLink Communications),
Loan, 6.89%, 3/01/13 (d)		1,336	1,068,631
Mediacom Broadband,
Term Loan E, 4.50%, 10/23/17		1,850	1,807,604
Mediacom Illinois, LLC (FKA
Mediacom Communications,
LLC), Tranche D Term Loan,
5.50%, 3/31/17		1,493	1,473,471
Newsday, LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13		2,500	2,522,918
Nielsen Finance LLC, Dollar Term Loan:
2.30%, 8/09/13		1,168	1,089,572
Class B, 4.05%, 5/01/16		3,388	3,260,881
Penton Media, Inc., Term Loan
(First Lien), 5.00%, 8/01/14		486	350,778
Regal Cinemas Corp.,
Term Loan B, 3.79%, 11/06/16		2,000	1,984,166
Sinclair Television Group, Inc.,
Tranche B Term Loan, 6.75%,
10/29/15		2,080	2,080,169

		Par
Floating Rate Loan Interests (e) (000) Value
Media (concluded)
Springer Science+Business Media
SA, Facility A1, 6.75%, 7/01/16	EUR	3,400	$ 4,156,645
Sunshine Acquisition Ltd. (FKA HIT
Entertainment), Term Facility,
5.60%, 3/20/12	USD	2,168	1,996,082
UPC Financing Partnership,
Facility U, 4.99%, 12/31/17	EUR	2,100	2,381,888
Virgin NTL Cable Plc, Term Loan B,
4.41%, 12/31/15	GBP	3,000	4,178,238
Weather Channel, Term Loan B,
5.00%, 9/14/15	USD	3,937	3,925,376
Worldcolor Press Inc. and
Worldcolor (USA) Corp. (FKA
Quebecor World, Inc.), Advance,
9.00%, 7/23/12	USD	2,382	2,399,818
Yell Group Plc TPI, Term Loan A,
2.48%, 8/09/11		1,641	1,591,406
63,764,792
Multi-Utilities — 0.3%
Energy Transfer Equity, LP, Term
Loan, 2.09%, 11/01/12		750	733,928
FirstLight Power Resources, Inc. (FKA
NE Energy, Inc.):
Synthetic Letter of Credit,
2.81%, 11/01/13		37	35,188
Term B Advance (First Lien),
2.81%, 11/01/13		367	346,834
Mach Gen, LLC, Synthetic Letter of
Credit Loan (First Lien), 2.29%,
2/22/13		69	63,510
1,179,460
Multiline Retail — 1.1%
Dollar General Corp.:
Tranche B-1 Term Loan,
3.09% - 3.10%, 7/07/14		1,023	983,194
Tranche B-2 Term Loan,
3.09% - 3.10%, 7/07/14		427	407,106
Hema Holding BV:
Facility B, 2.42%, 7/06/15	EUR	861	1,002,080
Facility C, 3.17%, 7/05/16		861	1,002,080
The Neiman Marcus Group, Inc.,
Term Loan, 2.25% - 2.28%,
4/06/13	USD	1,925	1,755,760
5,150,220
Oil, Gas & Consumable Fuels — 1.5%
Big West Oil, LLC:
Delayed Draw Loan, 4.50%,
5/15/14		1,517	1,496,629
Initial Advance Loan, 4.50%,
5/15/14		1,207	1,190,301
Initial Advance Loan, 4.50%,
1/26/15		1,075	1,076,792

6 MASTER SENIOR FLOATING RATE LLC

MAY 31, 2010

Schedule of Investments (continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (e) (000) Value
Oil, Gas & Consumable Fuels (concluded)
Tronox Worldwide LLC:
Tranche B-1 Term Loan,
9.00%, 6/24/10	USD	2,426	$ 2,433,326
Tranche B-2 Term Loan,
9.00%, 6/24/10		624	626,205
6,823,253
Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Term Loan B:
2.25% - 2.54%, 12/20/12		1,294	1,261,411
2.25% - 2.54%, 12/23/12		1,042	1,016,370
2,277,781
Personal Products — 0.3%
American Safety Razor Co., LLC:
Loan (Second Lien), 10.50%,
1/30/14		1,600	660,000
Term Loan (First Lien), 6.75%,
7/31/13		795	722,144
1,382,144
Pharmaceuticals — 1.1%
Warner Chilcott Co., LLC, Term
Loan A, 5.50%, 10/30/14		1,748	1,744,834
Warner Chilcott Corp.:
Additional Term Loan, 5.75%,
4/30/15		818	816,299
Term Loan B-1, 5.75%,
4/30/15		1,362	1,359,287
Term Loan B-2, 5.75%,
4/30/15		961	959,131
4,879,551
Professional Services — 0.5%
Booz Allen Hamilton, Inc., Term
Loan C, 7.50%, 7/31/15 2,356 2,358,290
Real Estate Management & Development — 1.9%
Mattamy Funding Partnership,
Term Loan B, 2.81%, 4/11/13		890	836,941
Realogy Corp.:
Delayed Draw Term Loan B,
3.29%, 10/10/13		5,444	4,589,189
Initial Term Loan B, 3.29%,
10/10/13		3,019	2,545,037
Synthetic Letter of Credit,
3.35%, 10/10/13		813	685,202
8,656,369
Software — 0.8%
Reynolds & Reynolds, Term Loan,
5.25%, 4/16/17		1,484	1,471,089
Telcordia Technologies, Inc., Term
Loan B, 6.75%, 4/09/16		2,200	2,161,500
			3,632,589

		Par
Floating Rate Loan Interests (e) (000) Value
Specialty Retail — 1.1%
Bass Pro Group LLC Term Loan B,
5.00% - 5.75%%, 4/06/15	USD	1,390	$ 1,382,146
Burlington Coat Factory
Warehouse Corp., Term Loan,
2.57% - 2.76%, 5/28/13		740	679,270
General Nutrition Centers, Inc.,
Term Loan, 2.54% - 2.60%,
9/16/13		546	519,858
Michaels Stores, Inc., Term Loan B-1:
2.56% - 2.81%, 10/31/13		1,691	1,538,331
4.81% - 5.06%, 7/31/16		1,040	987,932
5,107,537
Textiles, Apparel & Luxury Goods — 1.0%
Hanesbrands, Inc., New Term
Loan, 5.25% - 5.50%, 12/10/15		1,382	1,381,099
PVH/Hilfiger, US Term Loan B,
4.75%, 4/19/16		3,000	2,998,593
4,379,692
Wireless Telecommunication Services — 1.8%
Cavtel Holdings, LLC, Term Loan,
10.50%, 12/31/12		705	651,226
Digicel International Finance Ltd.,
Tranche A, 2.81%, 3/30/12		5,224	5,079,870
MetroPCS Wireless, Inc., Tranche
B Term Loan, 2.56% - 2.63%,
11/03/13		2,709	2,593,552
8,324,648
Total Floating Rate Loan Interests – 82.3% 371,651,668
		Beneficial
		Interest
Other Interests (h) (000)
Diversified Financial Services — 0.4%
.G. Wentworth LLC Preferred
Equity Interests (i) 1 2,022,221
Total Other Interests – 0.4%			2,022,221

MASTER SENIOR FLOATING RATE LLC

MAY 31, 2010

Schedule of Investments (continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

Warrants (j) Shares Value
Media — 0.0%
New Vision Holdings LLC
(expires 9/30/14) 48,636 $ 486
Total Warrants – 0.0% 486
Total Long-Term Investments
(Cost – $472,626,492) – 97.4% 440,036,607
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.16% (k)(l) 38,337,668 38,337,668
	Beneficial
	Interest
(000)
Bank of New York Cash Reserves,
0.00% (l) USD 262 261,507
Total Short-Term Securities
(Cost – $38,599,175) – 8.6% 38,599,175
Total Investments
(Cost – $511,225,667*) – 106.0%		478,635,782
Liabilities in Excess of Other Assets – (6.0)%		(27,112,618)
Net Assets – 100.0%	$ 451,523,164

*	The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2010, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 511,295,223
	Gross unrealized appreciation	$ 5,658,090
	Gross unrealized depreciation	(38,317,531)
	Net unrealized depreciation	$ (32,659,441)

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Convertible security.
(d) Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(e) Variable rate security. Rate shown is as of report date.
(f) Issuer filed for bankruptcy and/or is in default of interest payments.
(g) As a result of bankruptcy proceedings, the company did not repay the principal amount or accrued interest of the security upon maturity.
(h) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(i) The investment is held by a wholly owned taxable subsidiary of the
Master LLC.

(j) Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(k) Investments in companies considered to be an affiliate of the Master
LLC, for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

		Shares Held		Shares Held
		at		at
		August 31,	Net	May 31,
	Affiliate	2009	Activity	2010	Income
	BlackRock
	Liquidity Funds,
	TempFund,
	Institutional
	Class	33,608,423	4,729,245	38,337,668	$26,433
(l)	Represents the current yield as of report date.

• Foreign currency exchange contracts as of May 31, 2010 were as follows:

				Unrealized
Currency	Currency	Counter- Settlement		Appreciation
Purchased	Sold	party	Date	(Depreciation)
		BNP
USD 13,933,099 EUR	11,102,000	Paribas	7/14/10	$ 302,193
		Citibank
USD 1,976,401 EUR	1,616,500	NA	7/14/10	(8,319)
		Citibank
GBP 6,564,000 USD	9,742,282	NA	7/28/10	(248,346)
		Citibank
USD 618,695 CAD	620,000	NA	7/28/10	29,669
		Citibank
USD 5,195,982 GBP	3,362,000	NA	7/28/10	333,304
		Royal
		Bank of
USD 13,688,185 GBP	8,847,000 Scotland		7/28/10	892,198
Total				$ 1,300,699

• For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

8 MASTER SENIOR FLOATING RATE LLC

MAY 31, 2010

Schedule of Investments (continued)

Master Senior Floating Rate LLC

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Master LLC's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2010 in determining the fair valuation of the Master LLC's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Common Stocks	$ 1,144,627 $	1,333,336	$ 15,290	$ 2,493,253
Corporate Bonds	—	57,928,098	5,940,881	63,868,979
Floating Rate
Loan Interests	—	323,868,018	47,783,650	371,651,668
Other Interests	---	—	2,022,221	2,022,221
Warrants	---	---	486	486
Short-Term
Securities	38,599,175	—	—	38,599,175
Total	$ 39,743,802 $	383,129,452	$ 55,762,528	$ 478,635,782
Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets	---	$ 1,557,364	$ 10,729 $ 1,568,093
Liabilities	---	(256,665)	(107,018) (363,683)
Total	---	$ 1,300,699	$ (96,289) $ 1,204,410

1 Other financial instruments are unfunded loan commitments and foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

MASTER SENIOR FLOATING RATE LLC

MAY 31, 2010

Schedule of Investments (concluded)

Master Senior Floating Rate LLC

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

                                                                                Investments in Securities

	Common	Corporate	Floating Rate	Other
	Stocks	Bonds	Loan Interests	Interest	Warrants	Total
Balance, as of
August 31,
2009	$ 16,332	$ 6,417,361	$ 97,288,159	$ 777,120	-	$ 104,498,972
Accrued
discounts/
premiums	-	142,799	972,709	-	-	1,115,508
Realized gain
(loss)	-	4	(17,128,053)	-	-	(17,128,049)
Change in
unrealized
appreciation/
depreciation[2]	(1,042)	(658,296)	29,203,899	467,980	-	29,012,541
Net purchases
(sales)	-	39,013	(48,968,889)	-	-	(48,929,876)
Net transfers in/out
of Level 3	-	-	(13,584,175)	777,121	$ 486	(12,806,568)
Balance, as of
May 31, 2010	$ 15,290	$ 5,940,881	$ 47,783,650	$ 2,022,221	$ 486	$ 55,762,528

2 The change in unrealized appreciation/depreciation on securities still held at May 31, 2010 was $2,512,256.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments[3]
	Assets	Liabilities
Balance, as of August 31, 2009	-	$ (112,385)
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation/
depreciation	$ 10,729	5,367
Net purchases (sales)	-	-
Net transfers in/out of Level 3	-	-
Balance, as of May 31, 2010	$ 10,729	$ (107,018)
[3] Other financial instruments are unfunded loan commitments.

10 MASTER SENIOR FLOATING RATE LLC

MAY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants'
internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

Date: July 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

Date: July 23, 2010